Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 127,119
2026	284,826
2027	112,891
2028	114,719
2029	304,529
Thereafter	1,559,876
Total	$ 2,503,960	$ 1,590,769